                         OPPENHEIMER PORTFOLIO SERIES

                        Supplement dated July 6, 2006
                     to the Prospectus dated May 31, 2006

This supplement amends the Prospectus dated May 31, 2006.

This Prospectus is revised as follows:

1.    The sub-section "By Telephone," in the section entitled "How to Get
   More Information," on the back cover page, is deleted in its entirety and replaced with the following:

      By Telephone:     Call OppenheimerFunds Services toll-free:
                        1.800.CALL.OPP (225.5677)

July 6, 2006                                                PS0000.020